Share-based Payment (Tables)	3 Months Ended
Mar. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share Based Payment

The following table specifies the number of RSUs and PSUs granted and outstanding at March 31, 2024:

	Restricted Stock Units	Performance Stock Units	Total
Outstanding	(Number)
January 1, 2024	576,625	105,023	681,648
Granted during the period	694,908	92,655	787,563
Transferred during the period	(176,317)	(35,007)	(211,324)
Forfeited during the period	(30,929)	—	(30,929)
March 31, 2024	1,064,287	162,671	1,226,958
Specified by vesting year
2024	37,349	—	37,349
2025	398,411	65,893	464,304
2026	398,779	65,893	464,672
2027	229,748	30,885	260,633
March 31, 2024	1,064,287	162,671	1,226,958

Summary of Warrant Activity

The following table specifies the warrant activity for the three months ended March 31, 2024:

	Total Warrants	Weighted Average Exercise Price
	(Number)	(EUR)
Outstanding
January 1, 2024	6,523,784	86.38
Granted during the period	89,380	133.09
Exercised during the period	(516,980)	39.72
Forfeited during the period	(64,686)	107.73
March 31, 2024	6,031,498	90.52
Vested at March 31, 2024	4,921,235	85.39